Short-term Borrowings (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Short-term Debt [Line Items]
Short term borrowings	¥ 1,828,923	$ 280,294	¥ 897,022
Short-term investments collateralized by bank wealth management products	1,876,250		923,800		$ 287,548
Interest expense	¥ 61,542	$ 9,432	¥ 1,726	¥ 0
Minimum
Short-term Debt [Line Items]
Annual interest rate	2.04%				2.04%
Maximum
Short-term Debt [Line Items]
Annual interest rate	2.95%				2.95%